Financial Liabilities - Senior notes (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	[1]	Dec. 31, 2022 EUR (€)	[1]	Dec. 31, 2024 USD ($)	Dec. 19, 2024 EUR (€)	Jun. 04, 2024 USD ($)	Apr. 30, 2024 EUR (€)
Financial Liabilities
Redemption and repayment	€ 5,247,437	€ 1,351,367		€ 1,207,253
Unsecured senior notes, Maturity 2025
Financial Liabilities
Redemption and repayment	1,000,000
Secured senior notes, maturity 2025
Financial Liabilities
Redemption and repayment	343,000
Revolving Credit, Maturity in 2025
Financial Liabilities
Redemption and repayment	300,000
Senior unsecured notes issued October 5th 2021, I
Financial Liabilities
Nominal value	€ 1,400,000
Annual coupon	3.875%					3.875%
Senior unsecured notes issued October 5th 2021, II
Financial Liabilities
Nominal value | $						$ 705,000
Annual coupon	4.75%					4.75%
Senior unsecured notes issued November 15th 2019
Financial Liabilities
Nominal value	€ 770,000
Annual coupon	2.25%					2.25%
Senior secured notes issued April 30th 2024
Financial Liabilities
Nominal value	€ 1,000,000								€ 1,000,000
Annual coupon	7.50%					7.50%			7.50%
Senior secured notes issued June 4th 2024
Financial Liabilities
Nominal value	€ 300,000							$ 300,000
Annual coupon	7.50%					7.50%		7.50%
Senior secured notes issued December 19th 2024
Financial Liabilities
Nominal value	€ 1,300,000						€ 1,300,000
Annual coupon	7.125%					7.125%	7.125%

[1]	Restated figures (Note 2.d)